REVENUE - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 6,107	$ 5,892	$ 16,250	$ 18,966
Finance and interest income	228	290	755	869
Rents and other income on operating lease	157	178	526	549
Finance, interest and other income	385	468	1,281	1,418
Total Revenues	6,492	6,360	17,531	20,384
Sales of goods
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	5,874	5,603	15,575	18,168
Rendering of services and other revenues
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	158	196	440	500
Rents on assets sold with a buy-back commitment
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 75	$ 93	$ 235	$ 298